STOCKHOLDERS' EQUITY (Stock Issuances) (Narrative) (Details) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 04, 2016	Feb. 04, 2015	Aug. 02, 2014	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, shares authorized				500,000,000		500,000,000	400,000,000
Preferred stock, liquidation preference per share						$ 1.00
Number of shares of Preferred Stock issued during the period				0		0
Common Stock Issuances
Restricted common stock issued for settlement of two notes payable, shares						$ 7,272,728
Restricted common stock issued for settlement of two notes payable						402,673
Notes payable carrying amount				$ 722,740		$ 857,219	$ 1,168,187
Loss on debt extinguishment				(122,110)	$ (84,270)	(80,396)	(220,703)
Stock issued to miners and for cash						871,679	50,000
Common stock issued for services				327,000		2,270,656	237,550
Common stock issued for inventory				$ 235,616
Common stock issued for purchase agreement, shares				7,182,868
Common stock issued for purchase agreement				$ 324,723		113,806
Accrued mining costs				223,865		285,025	277,000
Common stock issued for conversion of notes payable, amount						$ 709,551	$ 119,559
Common stock issued as deferred financing cost, shares						75,000
Common stock issued as deferred financing cost, amount						$ 4,858
Accrued expenses converted						217,550
Gain on conversion of accrued expenses						31,070
Common stock issued for accrued compensation and payable, amount						223,836
Accrued compensation converted						151,161
Gain on conversion of accrued compensation						$ 15,547
Stock Paid For Legal Fees [Member]
Common Stock Issuances
Loss on debt extinguishment				$ 68,000
Common stock issued for services, shares				2,000,000
Common stock issued for services				$ 150,000
Officer [Member]
Common Stock Issuances
Restricted stock issued, shares				1,768,293
Common stock issued for accrued compensation payable, shares				1,768,293
Common stock issued for accrued compensation payable				$ 199,110
Loss on debt extinguishment				$ 54,110
Common stock issued for accrued compensation and payable, shares				1,768,293
Contract Miners [Member]
Common Stock Issuances
Stock issued to miners and for cash, shares				5,000,000
Stock issued to miners and for cash				$ 327,000
Common stock issued for services				79,085
Common stock issued for inventory				3,784
Common stock issued for lab equipment				8,515
Common stock issued for prepayment for services				$ 235,616
Two Notes With Investors [Member]
Common Stock Issuances
Common stock issued for conversion of notes payable, shares				15,847,974
Common stock issued for conversion of notes payable, amount				$ 306,878
Unsecured Promissory Notes [Member]
Common Stock Issuances
Shares issued in debt conversion		400,000					400,000
Amount of debt conversion		$ 21,211					$ 21,211
Restricted Stock [Member]
Common Stock Issuances
Common stock issued for accrued compensation payable, shares						700,000	849,805
Stock issued to miners and for cash, shares						26,826,842
Stock issued to miners and for cash						$ 1,508,556
Common stock issued for services, shares						700,000
Common stock issued for services						$ 37,100
Common stock issued as deferred financing cost, shares							3,000,000
Common stock issued as deferred financing cost, amount							$ 98,349
Stock issued for conversion of accrued expenses, shares						600,000
Common stock issued for accrued compensation and payable, shares						700,000	849,805
Common stock issued for accrued compensation and payable, amount							$ 53,534
Stock issued to a creditor, shares						500,000	500,000
Stock issued to a creditor, amount						$ 36,000	$ 67,550
Restricted Stock [Member] | Unsecured Promissory Notes [Member]
Common Stock Issuances
Shares issued in debt conversion	150,000	200,000
S-8 Common Stock [Member]
Common Stock Issuances
Common stock issued for accrued compensation payable, shares						1,794,777
Common stock issued for services, shares							2,000,000
Common stock issued for services							$ 170,000
Stock issued for conversion of accrued expenses, shares						3,391,820
Common stock issued for accrued compensation and payable, shares						1,794,777
S-8 Common Stock [Member] | Restricted Stock [Member]
Common Stock Issuances
Common stock issued for services						$ 177,999
Mining costs						1,185,396
Accrued mining costs						103,626
Prepaid services						41,534
Stock issued for conversion of accrued expenses, amount						186,480
Common stock issued for accrued compensation and payable, amount						$ 135,614
Series B Preferred Stock [Member] | John F. Stapleton (Series B Stockholder) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share of stock sold			$ 1
Common Stock Issuances
Stock issued to miners and for cash, shares			51
Southridge [Member]
Common Stock Issuances
Stock issued to miners and for cash, shares							594,318
Stock issued to miners and for cash							$ 50,000
River North [Member]
Common Stock Issuances
Stock issued to miners and for cash, shares						13,072,636
Stock issued to miners and for cash						$ 871,679
Logistica [Member] | S-8 Common Stock [Member]
Common Stock Issuances
Stock issued to miners and for cash, shares						10,000,000
Stock issued to miners and for cash						$ 689,000